Investment Objectives and Goals	Jan. 23, 2026
Advisor Class [Member] | Spectrum Low Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Spectrum Low Volatility Fund’s (the “Fund’s) investment is objective is total return with lower downside volatility and risk compared to major stock market indices.
Investor Class [Member] | Spectrum Low Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: Spectrum Low Volatility Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Spectrum Low Volatility Fund’s (the “Fund”) investment objective is total return with lower downside volatility and risk compared to major stock market indices.
Investor Class [Member] | Spectrum Active Advantage Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: Spectrum ACTIVE ADVANTAGE Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Spectrum Active Advantage Fund’s (the “Fund”) investment objective is long term capital appreciation.
Investor Class [Member] | Spectrum Unconstrained Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: Spectrum Unconstrained Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Spectrum Unconstrained Fund’s (the “Fund”) investment objective is total return.